Financial Instruments - Schedule Of Financial Instruments That Are Measured At Fair Value On A Recurring Basis (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets		$ 508	$ 1,402
Total liabilities		2,393	555
Level 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets		0	0
Total liabilities		0	0
Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets		508	1,402
Total liabilities		2,393	555
Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets		0	0
Total liabilities		0	0
Derivative financial instruments—designated as cash flow hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		63	1,262
Derivative financial instruments, Liabilities		18	35
Derivative financial instruments—designated as cash flow hedging instruments | Level 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		0	0
Derivative financial instruments, Liabilities		0	0
Derivative financial instruments—designated as cash flow hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		63	1,262
Derivative financial instruments, Liabilities		18	35
Derivative financial instruments—designated as cash flow hedging instruments | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		0	0
Derivative financial instruments, Liabilities		0	0
Derivative financial instruments—not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		445	140
Derivative financial instruments, Liabilities		2,375	520
Derivative financial instruments—not designated as hedging instruments | Level 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		0	0
Derivative financial instruments, Liabilities		0	0
Derivative financial instruments—not designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		445	140
Derivative financial instruments, Liabilities		2,375	520
Derivative financial instruments—not designated as hedging instruments | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets		0	0
Derivative financial instruments, Liabilities		$ 0	0
HMH Holding BV And Subsidiaries [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets			1,402	$ 1,713
Derivative financial instruments, Liabilities				4,612
Total liabilities			555	4,612
HMH Holding BV And Subsidiaries [Member] | Level 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets			0	0
Derivative financial instruments, Liabilities				0
Total liabilities			0	0
HMH Holding BV And Subsidiaries [Member] | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets			1,402	1,713
Derivative financial instruments, Liabilities				4,612
Total liabilities			555	4,612
HMH Holding BV And Subsidiaries [Member] | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total assets	[1]		0	0
Derivative financial instruments, Liabilities	[1]			0
Total liabilities	[1]		0	0
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—designated as cash flow hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets			1,262	1,713
Derivative financial instruments, Liabilities			35
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—designated as cash flow hedging instruments | Level 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets			0	0
Derivative financial instruments, Liabilities			0
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—designated as cash flow hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets			1,262	1,713
Derivative financial instruments, Liabilities			35
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—designated as cash flow hedging instruments | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets	[1]		0	$ 0
Derivative financial instruments, Liabilities	[1]		0
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets			140
Derivative financial instruments, Liabilities			520
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—not designated as hedging instruments | Level 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets			0
Derivative financial instruments, Liabilities			0
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—not designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets			140
Derivative financial instruments, Liabilities			520
HMH Holding BV And Subsidiaries [Member] | Derivative financial instruments—not designated as hedging instruments | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, Assets	[1]		0
Derivative financial instruments, Liabilities	[1]		$ 0

[1]	The fair value (Level 3) of the seller’s receivable against Akastor AS on proceeds from the sales or liquidation of Step Oiltools B.V. (“Step Oiltools”) has been remeasured to zero as of December 31, 2025 and 2024.